CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(in Renminbi “RMB”, except share and per share data)

	As of
	December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Assets:
Cash and cash equivalents	4,771,477	14,280,138	2,070,425
Prepaid expenses and other current assets	371,460	426,398	61,823
Amount due from subsidiaries and VIEs	1,077,449,147	1,024,111,805	148,482,254
Investments in subsidiaries and VIEs	2,899,792,086	3,717,374,302	538,968,611
Total assets	3,982,384,170	4,756,192,643	689,583,113

Liabilities:
Accrued expenses and other current liabilities	5,489,209	2,937,951	425,963
Total liabilities	5,489,209	2,937,951	425,963

Equity:
Common shares	206,793	206,793	29,982
Treasury stock	—	(124,596,781)	(18,064,835)
Additional paid-in capital	3,159,522,737	3,191,193,773	462,679,606
Retained earnings	810,855,877	1,622,852,316	235,291,468
Accumulated other comprehensive income	6,309,554	63,598,591	9,220,929
Total equity	3,976,894,961	4,753,254,692	689,157,150
Total liabilities and equity	3,982,384,170	4,756,192,643	689,583,113

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
General and administrative expenses	(18,494,095)	(9,577,576)	(8,739,084)	(1,267,048)
Interest income	4,416	590	1,518	220
Equity in profit (loss) of subsidiaries and VIEs	(1,293,341,634)	831,870,794	817,582,216	118,538,279
Other income, net	3,328,738	3,113,215	3,151,789	456,966
Net income (loss)	(1,308,502,575)	825,407,023	811,996,439	117,728,417
Other comprehensive income (loss)	(46,041,729)	(14,749,519)	57,289,037	8,306,130
Comprehensive income (loss)	(1,354,544,304)	810,657,504	869,285,476	126,034,547

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash by used in operating activities	(14,708,389)	(8,630,238)	(9,559,741)	(1,386,032)
Received from subsidiaries and VIEs	6,818,106	4,545,040	164,707,863	23,880,395
Net cash provided by investing activities	6,818,106	4,545,040	164,707,863	23,880,395
Contribution from shareholders	543,594	2,959,511	277,342	40,211
Repurchase of common shares	—	—	(146,740,902)	(21,275,431)
Net cash provided by (used in) financing activities	543,594	2,959,511	(146,463,560)	(21,235,220)
Effect of foreign exchange rate changes	(663,453)	(144,484)	824,099	119,483
Net increase (decrease) in cash and cash equivalents	(8,010,142)	(1,270,171)	9,508,661	1,378,626
Cash and cash equivalents, beginning of year	14,051,790	6,041,648	4,771,477	691,799
Cash and cash equivalents, end of year	6,041,648	4,771,477	14,280,138	2,070,425

SCHEDULE I—NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1.Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2.The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit or loss as “Equity in profit (loss) of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3.For the years ended December 31, 2020, 2021 and 2022, except as disclosed in Note 18, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
4.Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.8972, as set forth in H.10 statistical release of the Federal Reserve Board on December 31, 2022. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2022, or at any other rate.